Fair Value of Financial Assets and Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Fair Value of Financial Assets and Liabilities
Fair Value of Financial Assets and Liabilities

3.           Fair Value of Financial Assets and Liabilities

Short-term investments as of September 30, 2018 consisted of U.S. Treasury notes all of which are due within six months.  As of September 30, 2018, the fair value of short-term investments was $268,200 of which the amortized cost was $268,255 and gross unrealized loss was $55. The Company did not have any short-term investments as of December 31, 2017.

The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicate the level of the fair value hierarchy used to determine such fair values:

	Fair Value Measurements
	as of September 30, 2018 Using:
	Level 1	Level 2	Level 3	Total
Assets:
Restricted cash — money market funds	$210	$—	$—	$210
Cash equivalents — money market funds	5,299	—	—	5,299
Cash equivalents — U.S. Treasury notes	—	15,336	—	15,336
Short-term investments - U.S. Treasury notes	—	268,200	—	268,200
	$5,509	$283,536	$—	$289,045

	Fair Value Measurements
	as of December 31, 2017 Using:
	Level 1	Level 2	Level 3	Total
Assets:
Restricted cash — money market funds	$105	$—	$—	$105
Cash equivalents — money market funds	5,487	—	—	5,487
Cash equivalents — U.S. Treasury notes	—	14,995	—	14,995
	$5,592	$14,995	$—	$20,587

During the periods ended September 30, 2018 and December 31, 2017 there were no transfers between Level 1,  Level 2 and Level 3.

The money market funds were valued using quoted prices in active markets, which represent a Level 1 measurement in the fair value hierarchy. The Company's cash equivalents and short-term investments as of September 30, 2018 and cash equivalents as of December 31, 2017 also consisted of U.S. Treasury notes, which are not traded on a daily basis and, therefore, represent a Level 2 measurement in the fair value hierarchy at each period end.

3.           Fair Value of Financial Assets and Liabilities

The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicate the level of the fair value hierarchy used to determine such fair values:

	Fair Value Measurements
	as of December 31, 2016 Using:
	Level 1	Level 2	Level 3	Total
Assets:
Restricted cash — money market funds	$105	$—	$—	$105
Cash equivalents — money market funds	550	—	—	550
Cash equivalents — U.S. Treasury notes	—	52,504	—	52,504
	$655	$52,504	$—	$53,159

	Fair Value Measurements
	as of December 31, 2017 Using:
	Level 1	Level 2	Level 3	Total
Assets:
Restricted cash — money market funds	$105	$—	$—	$105
Cash equivalents — money market funds	5,487	—	—	5,487
Cash equivalents — U.S. Treasury notes	—	14,995	—	14,995
	$5,592	$14,995	$—	$20,587

During the years ended December 31, 2016 and 2017, there were no transfers between Level 1,  Level 2 and Level 3.

The money market funds were valued using quoted prices in active markets, which represent a Level 1 measurement in the fair value hierarchy. The Company’s cash equivalents as of December 31, 2016 and 2017 also consisted of U.S. Treasury notes, which are not traded on a daily basis and, therefore, represent a Level 2 measurement in the fair value hierarchy at each period end.